Shareholder Report, Line Graph (Details) - USD ($)																							1 Months Ended												2 Months Ended													3 Months Ended													4 Months Ended												5 Months Ended												6 Months Ended											7 Months Ended										8 Months Ended								9 Months Ended							10 Months Ended				11 Months Ended				12 Months Ended			13 Months Ended	14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended		18 Months Ended		19 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		50 Months Ended	53 Months Ended
	Mar. 31, 2026	Mar. 23, 2026	Nov. 30, 2025	Nov. 28, 2025	Nov. 04, 2025	Sep. 15, 2025	Sep. 08, 2025	Aug. 31, 2025	Aug. 18, 2025	Aug. 11, 2025	Jul. 10, 2025	Jun. 30, 2025	Jun. 23, 2025	Jun. 09, 2025	May 12, 2025	Apr. 30, 2025	Apr. 24, 2025	Sep. 30, 2024	Aug. 30, 2024	Jul. 13, 2022	Apr. 28, 2022	Nov. 05, 2021	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 31, 2025	Sep. 30, 2024	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2022	Dec. 31, 2021	Feb. 28, 2026	Jan. 31, 2026	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Sep. 30, 2022	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2022	Mar. 31, 2022	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Mar. 31, 2025	Dec. 31, 2022	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Mar. 31, 2025	Mar. 31, 2026	Feb. 28, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2026	Jun. 30, 2025	Mar. 31, 2023	Mar. 31, 2026	Feb. 28, 2026	Feb. 28, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2023	Sep. 30, 2025	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2025	Sep. 30, 2023	Dec. 31, 2025	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2026	Dec. 31, 2023	Mar. 31, 2026	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
Account Value [Line Items]
Accumulated Value																																																																																																																																	$ 6,328
C000235149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long Innovation ETF (TARK)
Accumulated Value																					$ 10,000																									$ 5,760																																					$ 4,577																													$ 2,793															$ 4,289						$ 4,902					$ 3,749					$ 6,140			$ 5,322			$ 3,930			$ 4,339			$ 5,838			$ 3,807			$ 7,557			$ 10,964			$ 8,261			$ 6,029
C000235537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Short TSLA Daily ETF (TSLQ)
Accumulated Value																				$ 10,000																																								$ 8,492																																			$ 16,251																									$ 8,703											$ 6,619					$ 6,642					$ 6,507				$ 8,915			$ 7,440			$ 4,286			$ 1,095			$ 1,873			$ 747			$ 329			$ 278			$ 377
C000235548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 1.5X Short NVDA Daily ETF (NVDS)
Accumulated Value																				10,000																																								11,962																																			8,328																									3,386											1,780					1,672					1,407				618			388			340			283			327			161			123			119			126
C000236570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 1X Short Innovation Daily ETF (SARK)
Accumulated Value																						$ 10,000																									$ 12,373																																					$ 15,423																													$ 21,490															$ 20,627						$ 22,546					$ 16,538					$ 14,951			$ 16,397			$ 12,117			$ 12,532			$ 14,259			$ 12,140			$ 7,632			$ 9,406			$ 6,486			$ 5,225	$ 5,649	$ 6,187
C000251511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)
Accumulated Value																			$ 10,000															$ 10,456																																						$ 11,247																																	$ 9,210																			$ 12,406								$ 14,389					$ 14,790					$ 12,819
C000251512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)
Accumulated Value																		$ 10,000																																									$ 10,768																																			$ 8,796																									$ 11,742											$ 13,607					$ 14,024					$ 12,134
C000251519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long SPY Quarterly ETF (SPYQ)
Accumulated Value																		$ 10,000																																									10,280																																			9,192																									10,988											12,542					12,976					11,627
C000251542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 1X Short Innovation 100 Monthly ETF (SMQ)
Accumulated Value			$ 10,000	$ 10,000																			$ 10,105												$ 10,021													$ 10,289													$ 10,835
C000259755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long ACHR Daily ETF (ARCX)
Accumulated Value														$ 10,000																	$ 8,612												$ 6,820													$ 5,232													$ 5,796											$ 7,216											$ 3,232											$ 2,874							$ 2,504							$ 2,355					$ 1,171
C000259756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long UPST Daily ETF (UPSX)
Accumulated Value														10,000																	12,196												18,852													13,744													6,232											5,184											4,348											3,969							3,034							1,323					1,119
C000259757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long ALAB Daily ETF (LABX)
Accumulated Value										$ 10,000																		$ 10,056												$ 10,984													$ 8,932													$ 6,064											$ 6,096											$ 4,764											$ 2,524							$ 1,977
C000259758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long APP Daily ETF (APPX)
Accumulated Value																$ 10,012	$ 10,000															$ 20,328												$ 15,548													$ 18,840														$ 27,096											$ 59,208											$ 43,800											$ 37,392						$ 46,009							$ 20,866						$ 14,951			$ 11,729
C000259759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long MDB Daily ETF (MDBX)
Accumulated Value								$ 17,668	$ 10,000																	$ 16,848													$ 22,256													$ 18,672													$ 28,376											$ 21,352										$ 15,860										$ 7,860
C000259760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long QBTS Daily ETF (QBTX)
Accumulated Value																8,736	10,000															36,584												27,592													34,880														27,300											62,792											115,380											38,244						44,564							27,252						19,168			10,600
C000259761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long QUBT Daily ETF (QUBX)
Accumulated Value												$ 11,792	$ 10,000																$ 6,496													$ 6,972												$ 8,416													$ 5,840												$ 2,524											$ 1,744											$ 1,321						$ 974							$ 604
C000259762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long RGTI Daily ETF (RGTU)
Accumulated Value												11,888	10,000																15,736													18,480												56,476													102,420												30,264											20,568											12,906						10,723							6,529
C000259763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long TEM Daily ETF (TEMT)
Accumulated Value															$ 10,000																		$ 7,040												$ 8,824													$ 6,680												$ 11,412											$ 12,420											$ 14,620											$ 10,404								$ 5,847							$ 5,765				$ 4,368			$ 2,996
C000262179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long ASTS Daily ETF (ASTX)
Accumulated Value											$ 10,000																			$ 14,088											$ 11,456														$ 10,652													$ 25,348										$ 11,496											$ 16,332											$ 33,316								$ 14,996							$ 14,548
C000262180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long SMR Daily ETF (SMU)
Accumulated Value											10,000																			18,384											8,156														7,896													10,636										1,824											823											1,132								545							365
C000262181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long CEG Daily ETF (CEGX)
Accumulated Value											10,000																			12,152											9,400														10,520													13,352										12,244											11,200											6,828								9,152							6,328
C000262183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long CRWV Daily ETF (CWVX)
Accumulated Value											10,000																			6,860											5,028														8,180													7,472										2,044											1,782											2,820								1,780							1,565
C000262184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long DDOG Daily ETF (DOGD)
Accumulated Value										10,000																		11,092												11,848													15,092													13,720											9,776											8,508											5,968							6,428
C000262185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long GEV Daily ETF (GEVX)
Accumulated Value											10,000																			14,616											12,396														12,192													10,800										11,020											12,432											15,068								21,364							20,716
C000262187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long LRCX Daily ETF (LRCU)
Accumulated Value								10,200	10,000																	17,916													23,972													22,816													26,952											48,148										46,844										37,248
C000263638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long APLD Daily ETF (APLX)
Accumulated Value							$ 10,000																		$ 24,776												$ 51,676													$ 28,596													$ 20,380											$ 34,508													$ 19,496										$ 13,068
C000263640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long IBM Daily ETF (IBX)
Accumulated Value	$ 9,484	$ 10,000
C000263641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long JOBY Daily ETF (JOBX)
Accumulated Value							10,000																		13,288												14,052													9,212													7,364											4,336													3,768										2,422
C000263643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long NBIS Daily ETF (NEBX)
Accumulated Value							10,000																		25,644												32,324													15,508													11,316											10,960													11,268										12,888
C000263644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long NVTS Daily ETF (NVTX)
Accumulated Value							10,000																		15,264												41,728													15,016													9,614											11,899													11,737										9,739
C000263646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long PONY Daily ETF (PONX)
Accumulated Value							10,000																		23,900												15,016													7,424													7,956											6,852													7,100										2,784
C000263648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long U Daily ETF (UNX)
Accumulated Value						$ 10,000																					$ 7,288											$ 6,240													$ 7,368													$ 7,764											$ 2,928										$ 868													$ 1,193
C000263650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long VOYG Daily ETF (VOYX)
Accumulated Value							10,000																		9,732												9,212													4,556													5,716											7,136													4,996										3,540
C000263653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long CLSK Daily ETF (CLSX)
Accumulated Value						10,000																					18,548											24,844													15,840													6,476											8,192										4,964													3,372
C000263654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long CORZ Daily ETF (COZX)
Accumulated Value					$ 10,000																			$ 5,512												$ 3,888													$ 5,720													$ 4,752											$ 3,460
C000263655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long CRDO Daily ETF (CRDU)
Accumulated Value						10,000																					7,744											11,600													9,612													6,004											4,368										3,212													1,992
C000263657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	Tradr 2X Long ENPH Daily ETF (ENPX)
Accumulated Value						10,000																					8,488											5,904													5,012													6,012											7,692										8,760													6,648
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	S&P 500 Index
Accumulated Value	$ 9,922	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,022	$ 10,000	$ 10,000	$ 10,000	$ 10,300	$ 10,000	$ 10,000	$ 10,000	$ 10,155	$ 10,000		10,000	$ 10,000	10,000	10,000	$ 10,006	$ 10,125	$ 10,304	$ 10,388	$ 10,114	$ 10,145	$ 10,532	$ 10,098	$ 10,339	$ 10,794	$ 10,125	10,214	$ 10,151	$ 10,132	$ 10,545	$ 10,350	$ 10,631	$ 10,515	$ 10,302	$ 10,745	$ 10,571	$ 11,343	$ 10,640	8,859	10,170	$ 10,074	$ 10,279	$ 10,571	$ 10,376	$ 10,657	$ 10,762	$ 11,137	$ 10,678	$ 10,785	$ 11,597	$ 10,879	$ 10,241	$ 9,466	$ 9,572	$ 10,200	$ 10,578	$ 10,382	$ 10,664	$ 10,788	$ 11,398	$ 10,928	$ 11,179	$ 11,099	$ 11,833	10,460	$ 9,692	$ 10,731	$ 10,533	$ 10,818	$ 10,795	$ 10,955	$ 11,426	$ 11,441	$ 11,504	$ 12,264	8,426	9,702	$ 10,453	$ 10,736	$ 10,650	$ 10,951	$ 10,962	$ 11,433	$ 11,469	$ 11,774	$ 12,552	$ 9,803	$ 10,182	$ 10,201	$ 10,119	$ 9,932	$ 10,868	$ 11,121	$ 11,599	$ 11,476	$ 11,802	$ 12,582	10,013	$ 10,327	$ 11,511	$ 11,036	$ 11,642	$ 12,590	$ 11,810	9,063	8,140	$ 10,937	$ 10,487	$ 11,554	$ 12,773	$ 11,981	$ 10,876	$ 10,945	$ 10,978	$ 11,890	$ 12,676	11,108	$ 11,298	$ 12,044	9,743	7,743		$ 11,760	$ 11,902	12,011	10,594	8,328	$ 12,072	$ 11,513	12,330	10,247	8,952	$ 11,549	$ 12,859	11,795	11,446	9,735	$ 14,216	12,654	9,416	$ 14,825	13,196	10,517	$ 15,698	13,973	11,627	$ 16,076	14,309	12,125	$ 15,389	13,698	12,839	$ 17,073	15,197	13,149	$ 18,460	16,431	12,587	$ 18,950	16,868	13,964	$ 18,129	16,137	15,099	15,499	14,828
ARK Innovation ETF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	ARK Innovation ETF Index
Accumulated Value																					$ 10,000	$ 10,000																								$ 8,160	$ 7,735																																				$ 7,720	$ 5,421																												$ 6,392	$ 3,261														$ 8,255	$ 3,085					$ 9,032	$ 2,555				$ 8,117	$ 3,299				$ 10,716	$ 3,609		$ 10,248	$ 3,244		$ 8,993	$ 4,282		$ 9,726	$ 4,095		$ 11,617	$ 3,594		$ 9,736	$ 3,887		$ 14,383	$ 4,642		$ 17,659	$ 3,891		$ 15,740	$ 5,748		$ 13,831	$ 7,057	$ 6,290	$ 5,527
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																	NASDAQ 100 Index
Accumulated Value																			$ 10,000															$ 10,257																																						$ 10,763																																	$ 9,894																			$ 11,661								$ 12,711					$ 13,025					$ 12,268